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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Real Estate Equity Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.7%
Issuer	Shares	Value ($)
Real Estate 99.7%
Equity Real Estate Investment Trusts (REITS) 99.7%
Diversified REITs 0.5%
First Potomac Realty Trust	285,700	2,936,996
Health Care REITs 8.9%
Healthcare Trust of America, Inc., Class A	423,650	13,328,029
Omega Healthcare Investors, Inc.	358,100	11,813,719
Ventas, Inc.	364,474	23,705,389
Total		48,847,137
Hotel & Resort REITs 5.1%
Host Hotels & Resorts, Inc.	845,200	15,771,432
Pebblebrook Hotel Trust	161,400	4,714,494
Sunstone Hotel Investors, Inc.	487,312	7,470,493
Total		27,956,419
Industrial REITs 5.9%
Duke Realty Corp.	234,000	6,147,180
First Industrial Realty Trust, Inc.	485,500	12,928,865
ProLogis, Inc.	247,569	12,843,880
Total		31,919,925
Office REITs 16.8%
Alexandria Real Estate Equities, Inc.	176,700	19,528,884
Boston Properties, Inc.	40,640	5,381,142
Corporate Office Properties Trust	71,200	2,356,720
Highwoods Properties, Inc.	368,200	18,089,666
Mack-Cali Realty Corp.	708,400	19,084,296
SL Green Realty Corp.	254,800	27,166,776
Total		91,607,484
Residential REITs 22.4%
American Campus Communities, Inc.	172,200	8,194,998
American Homes 4 Rent, Class A	1,005,900	23,095,464
AvalonBay Communities, Inc.	127,457	23,401,105
Equity LifeStyle Properties, Inc.	343,400	26,462,404
Essex Property Trust, Inc.	105,300	24,380,109
Invitation Homes, Inc.(a)	784,200	17,119,086
Total		122,653,166
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 14.9%
Brixmor Property Group, Inc.	623,400	13,378,164
Getty Realty Corp.	107,500	2,716,525
GGP, Inc.	228,000	5,285,040
Ramco-Gershenson Properties Trust	303,000	4,248,060
Retail Properties of America, Inc., Class A	812,300	11,713,366
Simon Property Group, Inc.	257,322	44,267,104
Total		81,608,259
Specialized REITs 25.2%
American Tower Corp.	116,800	14,195,872
Coresite Realty Corp.	100,900	9,086,045
CubeSmart	413,970	10,746,661
Digital Realty Trust, Inc.	270,300	28,757,217
EPR Properties	193,000	14,210,590
Equinix, Inc.	40,855	16,357,116
Four Corners Property Trust, Inc.	427,030	9,749,095
Outfront Media, Inc.	165,600	4,396,680
Public Storage	137,659	30,134,932
Total		137,634,208
Total Equity Real Estate Investment Trusts (REITS)		545,163,594
Total Real Estate		545,163,594
Total Common Stocks (Cost: $401,294,273)		545,163,594

Money Market Funds 0.1%

Columbia Short-Term Cash Fund, 0.797%(b),(c)	508,211	508,211
Total Money Market Funds (Cost: $508,160)		508,211
Total Investments (Cost $401,802,433)		545,671,805
Other Assets & Liabilities, Net		1,071,209
Net Assets		$546,743,014

Columbia Real Estate Equity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	3,091,527	45,724,296	(48,307,612)	508,211	(627)	9,609	508,211
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
401,802,000	150,505,000	(6,635,000)	143,870,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
2	Columbia Real Estate Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Real Estate Equity Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Real Estate	545,163,594	—	—	—	545,163,594
Money Market Funds	—	—	—	508,211	508,211
Total Investments	545,163,594	—	—	508,211	545,671,805
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Real Estate Equity Fund | Quarterly Report 2017	3

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date May 22, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date May 22, 2017